Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
PROVISIONS	PROVISIONS
29.1Accounting policies
29.1.1Provision for return of aircraft and engines
Aircraft and engines negotiated under lease without purchase options regularly provide for contractual obligations establishing conditions for the return of these assets.
In this way, the Company provides for return costs, since these are present obligations arising from past events and which will generate future disbursements, which are measured with reasonable certainty.
These expenses basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, verifications of returns, maintenance, painting, etc., as established in the contract. The cost of return is initially recognized at present value as part of the cost of right-of-use assets, and the provision for aircraft return costs is recorded in the “Provisions” account. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry recorded in the financial result. Any changes in the estimate of expenses to be incurred are recognized prospectively against the right of use asset or in the statement of operations for the year if the right-of-use balance is insufficient.
29.1.2Tax, civil and labor risks
The Company is a party to several legal and administrative proceedings, mainly in Brazil. Assessments of the likelihood of loss in these cases include an analysis of the available evidence, the hierarchy of laws, the available case laws, the most recent court decisions and their significance in the legal system, as well as the assessment of lawyers.
Provisions are revised and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections or additional exposures identified based on new matters or court decisions.
The Company’s Management believes that the provision for tax, civil and labor risks is sufficient to cover any losses on legal and administrative.
29.1.3Post-employment benefits
The Company recognizes actuarial liabilities related to health insurance benefits offered to its employees in accordance with IAS 19 – Employee Benefits. Actuarial gains and losses are recognized in other comprehensive income based on the actuarial report prepared by independent experts, while the current service cost and interest cost are recognized in statement of operations for the year.
29.2Breakdown of provisions

Description	Return of aircraft and engines (a)	Tax, civil and other risks	Post -employment benefit	Total

At December 31, 2022	2,675,266	560,727	7,001	3,242,994

Additions	501,864	216,778	115	718,757
Modifications	(250,134)	—	—	(250,134)
Write-offs	(401,014)	(237,313)	—	(638,327)
Interest incurred	239,078	17,581	760	257,419
Benefit paid by the plan	—	—	(141)	(141)
Effect of change in financial assumptions	—	—	(23)	(23)
Effect of plan experience	—	—	2,198	2,198
Foreign currency exchange	(191,890)	—	—	(191,890)

At December 31, 2023	2,573,170	557,773	9,910	3,140,853

Additions	503,080	85,889	154	589,123
Write-offs	(77,086)	(346,047)	—	(423,133)
Interest incurred	151,153	(75,136)	972	76,989
Effect of plan experience	—	—	(2,811)	(2,811)
Foreign currency exchange	798,015	—	—	798,015

At December 31, 2024	3,948,332	222,479	8,225	4,179,036

At December 31, 2024
Current	560,587	110,135	—	670,722
Non-current	3,387,745	112,344	8,225	3,508,314

At December 31, 2023
Current	497,525	238,905	—	736,430
Non-current	2,075,645	318,868	9,910	2,404,423

(a)Nominal discount rate 10.8% p.a. (10.7% p.a on December 31, 2023).
29.2.1Tax, civil and labor risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2024	2023	2024	2023

Tax	78,936	284,638	89,826	432,109
Civil	76,608	131,464	126,818	49,930
Labor	66,935	141,671	194,234	68,789
	222,479	557,773	410,878	550,828
29.2.1.1Taxes
The Company has tax-related lawsuits and, as detailed in note 2.3, lawsuits were added to the tax transaction regardless of the probability of loss in which they were classified.
29.2.1.2Civil
The Company has civil lawsuits, mainly related to compensation actions in general, such as flight delays and cancellations, lost and damaged luggage. The values are dispersed, and it is not possible to highlight any specific process.
During the second quarter of 2024, the Company changed the risk of lawsuits involving flight delays and cancellations from probable to possible after a detailed analysis of recent court decisions.
29.2.1.3Labor
The Company has labor complaints, mainly related to discussions related to overtime, hazard pay, unhealthy conditions and equal pay. The values are scattered and it is not possible to highlight any specific process.
During the second quarter of 2024, the Company changed the risk of process involving crew hours on the ground, from probable to possible, taking into account the current stage of the process.
29.2.2Post-employment benefit
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2024	2023

Nominal discount rate p.a.	11.8%	9.9%
Actual discount rate p.a.	7.4%	5.8%
Estimated inflation rate in the long term p.a.	4.1%	3.9%
HCCTR – Average nominal inflation rate p.a.	7.2%	7.0%
HCCTR – Actual nominal inflation rate p.a.	3.0%	3.0%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%